FORM N-SAR
                            SEMI-ANNUAL REPORT
                    FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:
          or fiscal year ending:   12/31/98  (b)

Is this a transition report?(Y/N): N

Is this an amendment to a previous filing?(Y/N):  N


1.   A.   Registrant Name:    MBL Variable Contract Account-2
     B.   File Number:   811-02047
     C.   Telephone Number:   973/481-8356


2.   A.   Street:   520 Broad Street
     B.   City:     Newark    C.   State:    NJ   D.   Zip Code: 07102-3111

3.   Is this the first filing on this form by Registrant?(Y/N):  N

4.   Is this the last filing on this form by Registrant?(Y/N):   N

5.   Is Registrant a small business investment company (SBIC)?(Y/N):  N

6    Is Registrant a unit investment trust (UIT)?(Y/N):     Y


UNIT INVESTMENT TRUST

111. A.   Depositor Name:     MBL Life Assurance Corporation

     C.   City:     Newark    State:    NJ   Zip Code: 07102-3111

112. A.   Sponsor Name:  MBL Life Assurance Corporation

     C.   City:     Newark    State:    NJ   Zip Code: 07102-3111

113. A.   Trustee Name:

     B.   City:          State:         Zip Code:

114. A.   Principal Underwriter Name: First Priority Investment Corporation

     B.   File Number:   8-46334

     C.   City:     Newark    State:    NJ   Zip Code: 07102-3111

115. A.   Independent Public Accountant Name:   PricewaterhouseCoopers LLP

     B.   City;     Florham Park   State:    NJ   Zip Code: 07932

116. Family of investment companies information:

     A.   Is Registrant part of family of investment companies?(Y/N)  N

117. A.   Is Registrant a separate account of an insurance company?(Y/N) Y

     B.   Variable annuity contracts?(Y/N)   Y

     D.   Flexible premium variable life contracts?(Y/N)    N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 1

121. State the number of series for which a current prospectus was in existence at the end of the period 1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period 0

123. State the total value of the additional units considered in answering
     item 122 ($000's omitted)     $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                               Number of    Total Assets   Total Income
                               Series       ($000's        Distributions
                               Investing    Omitted)       ($000's omitted)

A. U. S. Treasury direct issue

B. U. S. Government agency

C. State and municipal
   tax-free

D. Public utility debt

E. Brokers or dealers debt
   or debt or brokers' or
   dealers' parent

F. All other corporate
   intermed. & long-term
   debt

G. All other corporate
   short-term debt

H. Equity securities of
   brokers or dealers or
   parents of brokers or
   dealers

I. Investment company equity
   securities

J. All other equity securities   1           $59,685        $0

K. Other securities

L. Total assets of all
   series of registrant          1           $59,685        $0

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
     current period?(Y/N)     N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
     insurance or guarantees?(Y/N)        N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $209

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-02047

February 24, 1999

This report is signed on behalf of the registrant (or depositor or trustee) in the City of Newark and State of New Jersey on the 24th day of February, 1999.

MBL Life Assurance Corporation
(name of registrant, depositor, or trustee)

Witness:  CHRISTINE M. DEMPSEY               By:  ALBERT W. LEIER

          Christine M. Dempsey               Albert W. Leier
          Director                           Vice President and
          Financial Reporting                Controller
          (Name and Title)                   (Name and Title of person
                                             signing on behalf of
                                             registrant, depositor or
                                             trustee)